INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Revenues and long-lived assets by Geography (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2017 RUB (₽)
Revenues:
Total revenues	$ 1,632.9	₽ 94,054	₽ 75,925	₽ 59,792
Long-lived assets, net:
Total long-lived assets, net	661.1		34,372	36,931	₽ 38,078
Russia
Revenues:
Total revenues	1,518.6	87,470	69,619	54,688
Long-lived assets, net:
Total long-lived assets, net	532.8		24,499	23,636	30,689
Finland
Long-lived assets, net:
Total long-lived assets, net	118.1		8,327	11,115	6,802
US
Long-lived assets, net:
Total long-lived assets, net	0.1		684	1,109	4
Rest of the world
Revenues:
Total revenues	114.3	₽ 6,584	6,306	5,104
Rest of the world
Long-lived assets, net:
Total long-lived assets, net	$ 10.1		₽ 862	₽ 1,071	₽ 583